UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21582

Madison/Claymore Covered Call Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso, Chief Legal and Executive Officer

Madison/Claymore Covered Call Fund

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Madison/Claymore Covered Call Fund

Portfolio of Investments - September 30, 2004 (unaudited)

Number of Shares		Value
	Common Stocks - 83.7%
	Automotive - 1.9%
240,000	CarMax, Inc. (a)	$5,172,000

	Consumer Discretionary - 16.5%
183,000	Bed Bath & Beyond, Inc. (a)	6,791,130
155,000	Best Buy Co., Inc.	8,407,200
189,000	Home Depot, Inc. (The)	7,408,800
102,000	Kohl’s Corp. (a)	4,915,380
128,000	Lowe’s Cos., Inc.	6,956,800
55,000	Omnicom Group, Inc.	4,018,300
100,000	Ross Stores, Inc.	2,344,000
122,000	Tiffany & Co.	3,750,280

		44,591,890

	Exchange Traded Funds - 3.5%
266,000	Nasdaq-100 Index Tracking Stock	9,349,900

	Financials - 22.4%
140,000	Affiliated Managers Group, Inc. (a)	7,495,600
95,000	American International Group, Inc.	6,459,050
105,000	Capital One Financial Corp.	7,759,500
113,000	Citigroup, Inc.	4,985,560
135,000	Fiserv, Inc. (a)	4,706,100
53,000	Lehman Brothers Holdings, Inc.	4,225,160
270,000	MBNA Corp.	6,804,000
77,000	MGIC Investment Corp.	5,124,350
92,000	Merrill Lynch & Co., Inc.	4,574,240
165,000	Morgan Stanley	8,134,500

		60,268,060

	Healthcare - 14.5%
115,000	Amgen, Inc. (a)	6,518,200
150,000	Boston Scientific Corp.	5,959,500
100,000	Community Health Systems, Inc.	2,668,000
59,000	Eli Lilly & Co.	3,542,950
242,000	Health Management Associates, Inc.	4,944,060
90,000	Laboratory Corp. of America Holdings (a)	3,934,800
305,400	Mylan Laboratories, Inc.	5,497,200
200,000	Pfizer, Inc.	6,120,000

		39,184,710

	Industrials - 1.9%
61,000	Cintas Corp.	2,564,440
85,000	Molex, Inc.	2,534,700

		5,099,140

Madison/Claymore Covered Call Fund

Portfolio of Investments - September 30, 2004 (unaudited)

Number of Shares		Value
	Information Technology - 23.0%
117,000	Altera Corp. (a)	$2,289,690
293,000	Applied Materials, Inc. (a)	4,831,570
143,000	Check Point Software Technologies Ltd. (a)	2,426,710
187,000	Cisco Systems, Inc. (a)	3,384,700
400,000	Flextronics International Ltd. (a)	5,300,000
327,000	Hewlett-Packard Co.	6,131,250
382,000	Intel Corp.	7,662,920
206,500	Intuit, Inc. (a)	9,375,100
70,000	KLA-Tencor Corp. (a)	2,903,600
182,000	Macromedia, Inc. (a)	3,654,560
56,000	Maxim Integrated Products, Inc.	2,368,240
253,000	Texas Instruments, Inc.	5,383,840
195,000	VERITAS Software Corp. (a)	3,471,000
105,000	Xilinx, Inc.	2,835,000

		62,018,180

	Total Common Stocks
	(Cost $218,617,808)	225,683,880

	Short-Term Investments - 20.4%
	Money Market Funds - 13.0%
3,000,000	AIM Liquid Assets Money Market Fund	3,000,000
32,050,527	Federated Prime Value	32,050,527

	Total Money Market Funds
	(Cost $35,050,527)	35,050,527

	Auction Preferred Shares - 7.4%
	Closed-End Funds
400	Calamos Strategic Total Return Fund, Series W, 1.96%	10,000,000
400	ING Clarion Real Estate Income Fund, Series W, 1.95%	10,000,000

	Total Auction Preferred Stocks
	(Cost $20,000,000)	20,000,000

	Total Short-Term Investments
	(Cost $55,050,527)	55,050,527

	Total Investments - 104.1%
	(Cost $273,668,335)	280,734,407
	Other assets less liabilities - .6%	1,529,737
	Total Options Written - (4.7%)	(12,579,820)

	Net Assets - 100.0%	$269,684,324

Contracts		Call Options Written(a)	Expiration Date	Exercise Price	Market Value
(100 shares per contract)
350		Affiliated Managers Group, Inc.	November 2004	$50.00	$150,500
700	*	Affiliated Managers Group, Inc.	January 2005	53.375	315,000
1,170		Altera Corp.	January 2005	20.00	216,450
1,930		Applied Materials, Inc.	January 2005	17.50	183,350
9		Best Buy Co., Inc.	December 2004	55.00	2,205
1,000		Best Buy Co., Inc.	January 2005	55.00	320,000
1,500		Boston Scientific Corp.	November 2004	40.00	292,500
900		Capital One Financial Corp.	December 2004	70.00	540,000
150		Capital One Financial Corp.	January 2005	70.00	104,250
2,400		CarMax, Inc.	January 2005	20.00	612,000
589		Check Point Software Technologies Ltd.	January 2005	17.50	79,515
610		Cintas Corp.	February 2005	45.00	94,550
1,870		Cisco Systems, Inc.	January 2005	20.00	130,900
43		Community Health Systems, Inc.	March 2005	25.00	13,760
590		Eli Lilly & Co.	October 2004	60.00	120,950
1,350		Fiserv, Inc.	December 2004	35.00	202,500
4,000		Flextronics International Ltd.	January 2005	12.50	660,000
1,870		Health Management Associates, Inc.	November 2004	20.00	196,350
1,890		Home Depot, Inc.	November 2004	37.50	453,600
3,820		Intel Corp.	January 2005	22.50	229,200
750		Intuit, Inc.	October 2004	40.00	405,000
118		Intuit, Inc.	January 2005	45.00	36,580
1,000		Intuit, Inc.	January 2005	37.50	865,000
700		KLA-Tencor Corp.	January 2005	37.50	427,000
820		Kohl’s Corp.	January 2005	45.00	410,000
200		Kohl’s Corp.	January 2005	50.00	50,000
900		Laboratory Corp. of America Holdings	February 2005	42.50	283,500
530		Lehman Brothers Holdings, Inc.	October 2004	70.00	514,100
400		Lowe’s Cos., Inc.	October 2004	50.00	176,000
300		Macromedia, Inc.	November 2004	17.50	90,000
1,520		Macromedia, Inc.	November 2004	20.00	220,400
560		Maxim Integrated Products, Inc.	January 2005	45.00	134,400
920		Merrill Lynch & Co., Inc.	January 2005	50.00	225,400
700		MGIC Investment Corp.	December 2004	65.00	294,000
70		MGIC Investment Corp.	January 2005	70.00	16,800
850		Molex, Inc.	November 2004	30.00	93,500
1,054		Mylan Laboratories, Inc.	October 2004	15.00	321,470
2,000		Mylan Laboratories, Inc.	January 2005	17.50	360,000
2,660		Nasdaq-100 Index Tracking Stock	October 2004	33.00	595,840
550		Omnicom Group, Inc.	January 2005	70.00	297,000
1,000		Ross Stores, Inc.	February 2005	25.00	140,000
1,200		Texas Instruments, Inc.	October 2004	20.00	186,000
1,330		Texas Instruments, Inc.	January 2005	20.00	379,050
170		Tiffany & Co.	January 2005	30.00	39,950
1,050		Tiffany & Co.	January 2005	35.00	84,000
1,950		VERITAS Software Corp.	January 2005	17.50	429,000
450		Xilinx, Inc.	January 2005	27.50	105,750
600		Xilinx, Inc.	January 2005	30.00	82,500

		Total Call Options Written
		(Premiums received $11,397,021)			$12,179,820

Contracts	Call Options Written(a)	Expiration Date	Exercise Price	Market Value
(100 shares per contract)

	Put Option Written (a)
4,000	Flextronics International Ltd. (Premium received $607,985)	January 2005	12.50	$400,000

	Total Options Written
	(Premiums received $12,005,006)			$12,579,820

(a)	Non-income producing security.

*	150 shares per contract as a result of a 3 for 2 stock split

Valuation Policy

The fund values equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded primarily on the Nasdaq Stock Market are normally valued by the Fund at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The Fund Values exchange-traded options and other derivative contracts at the closing price on the exchange on which it is traded, or if not traded, or no closing price is available, at the mean between the last bid and asked prices. Effective November 9, 2004 the Fund will value all exchange traded option contracts at the mean of the best bid and best asked prices on the exchanges on which they are traded.

Debt securities are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. The Fund values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the Trustees of the Fund believe accurately reflects fair value.

When the Fund writes a call or put option, it records the premium received as an asset and equivalent liability, and thereafter, adjusts the liability to the market value of the option determined in accordance with the Fund’s valuation policies.

The Fund values certain of its securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the Board of Trustees believes accurately reflects fair value. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.

If the Investment Adviser believes that the price of a security obtained under the Fund’s valuation procedures (as described above) does not represent the amount that the Fund reasonable expects to receive on a current sale of the security, the Fund will value the security based on a method that the Trustees of the Fund believe reflects fair value.

Item 2.	Controls and Procedures.

(a)	The President and Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the “Act”) that occurred during the last quarter that have materially affected or are reasonably likely to materially affect these controls.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Madison/Claymore Covered Call Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso Chief Legal and Executive Officer

Date: November 29, 2004

By:	/s/ Steven M. Hill
Steven M. Hill Treasurer and Chief Financial Officer

Date: November 29, 2004